Trade and other receivables - Impairment allowance (Details) R in Millions	12 Months Ended
	Dec. 31, 2024 ZAR (R) R / $	Dec. 31, 2023 ZAR (R) R / $	Dec. 31, 2022 ZAR (R) R / $	Dec. 31, 2024 R / €	Dec. 31, 2024 R / $	Dec. 31, 2023 R / €	Dec. 31, 2023 R / $	Dec. 31, 2022 R / €
Disclosure of disaggregation of revenue from contracts with customers [line items]
Impairment allowance recognised in profit or loss for the year	R 9,173	R 47,013
Currency risk
Disclosure of disaggregation of revenue from contracts with customers [line items]
Exchange rates (in ZAR per USD)	18.76	18.57	17.03	19.53	11.67	20.53	12.66	18.22
Currency risk | Trade receivables
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage decrease in risk assumption	1.00%
Percentage increase in risk assumption	1.00%
Exchange rates (in ZAR per USD) | R / $	18.76
Effect on net profit or loss	R 12
Other trade and non-trade receivables
Disclosure of disaggregation of revenue from contracts with customers [line items]
Balance at beginning of the year	947	R 1,389
Balance at end of the year	783	947	R 1,389
PGM sales concentrate
Disclosure of disaggregation of revenue from contracts with customers [line items]
Balance at beginning of the year	3,407	3,564
Balance at end of the year	R 965	3,407	3,564
PGM sales concentrate | Commodity price risk
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage decrease in risk assumption	1.00%
Percentage increase in risk assumption	1.00%
Effect on revenue and receivable balance	R 8
Financial instruments credit-impaired | Other trade and non-trade receivables
Disclosure of disaggregation of revenue from contracts with customers [line items]
Balance at beginning of the year	101	214	201
Impairment allowance recognised in profit or loss for the year	161	21	28
Financial assets written off	(6)	(132)	0
Impaired financial assets recovered during the year	(3)	(2)	(15)
Balance at end of the year	253	R 101	R 214
Financial instruments credit-impaired | Other trade and non-trade receivables | Blue Ridge Platinum Pty Ltd
Disclosure of disaggregation of revenue from contracts with customers [line items]
Impairment allowance recognised in profit or loss for the year	R 118